Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Feb. 28, 2022	Aug. 31, 2021
Current Assets
Cash	$ 12,939	$ 13,447
Amounts receivable (Note 5)	540	460
Prepaid and other assets (Note 6)	702	332
Inventory (Note 7)	1,825	1,179
Current assets	16,006	15,418
Mineral property, plant and equipment (Note 8)	46,637	2,482
Exploration and evaluation assets and expenditures (Note 9)		38,618
Assets	62,643	56,518
Current Liabilities
Trade, other payables and accrued liabilities (Note 10)	5,601	5,263
Current income tax payable (Note 11)	151
Derivative warrant liabilities (Note 12)	4,751	2,149
Current liabilities	10,503	7,412
Asset Retirement Obligation	2,768	2,681
Liabilities	13,271	10,093
Shareholders’ equity
Share capital (Note 13)	162,629	158,129
Share based payment reserve (Note 14)	7,193	5,680
Warrants reserve	1,700	1,606
Accumulated deficit	(121,437)	(117,457)
Equity attributable to owners of the Company	50,085	47,958
Non-controlling interests (Note 16)	(713)	(1,533)
Total shareholders’ equity	49,372	46,425
Total Shareholders’ Equity and Liabilities	$ 62,643	$ 56,518